Financial assets and liabilities at fair value (Tables)	12 Months Ended
Dec. 31, 2019
Sub-classifications of financial information
Financial assets and liabilities at fair value

	December 31, 2019
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	1,362	1,362	—
Treasuries/governments bonds	8,344	8,344	—
Other interest-bearing securities except loans	53,906	53,906	—
Loans in the form of interest-bearing securities	43,627	45,054	1,427
Loans to credit institutions	27,010	27,133	123
Loans to the public	163,848	169,612	5,764
Derivatives	6,968	6,968	—
Total financial assets	305,065	312,379	7,314

Borrowing from credit institutions	3,678	3,678	—
Debt securities issued	269,339	271,549	2,210
Derivatives	20,056	20,056	—
Total financial liabilities	293,073	295,283	2,210

	December 31, 2018
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	2,416	2,416	—
Treasuries/governments bonds	11,117	11,117	—
Other interest-bearing securities except loans	48,665	48,665	—
Loans in the form of interest-bearing securities	36,781	37,666	885
Loans to credit institutions	27,725	27,709	-16
Loans to the public	161,094	164,734	3,640
Derivatives	6,529	6,529	—
Total financial assets	294,327	298,836	4,509

Borrowing from credit institutions	2,247	2,247	—
Debt securities issued	255,600	256,619	1,019
Derivatives	21,934	21,934	—
Total financial liabilities	279,781	280,800	1,019

Schedule of fair value measurement of assets

	December 31, 2019
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	1,362	—	—	1,362	1,362
Loans in the form of interest-bearing securities	321	44,733	—	45,054	43,627
Loans to credit institutions	—	27,133	—	27,133	27,010
Loans to the public	—	169,584	—	169,584	163,848
Total financial assets in fair value hierarchy	1,683	241,450	—	243,133	235,847

	December 31, 2018
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	2,416	—	—	2,416	2,416
Loans in the form of interest-bearing securities	287	37,379	—	37,666	36,781
Loans to credit institutions	—	27,709	—	27,709	27,725
Loans to the public	—	164,722	—	164,722	161,094
Total financial assets in fair value hierarchy	2,703	229,810	—	232,513	228,016

	December 31, 2019
	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	7,041	1,303	—	8,344
Other interest-bearing securities except loans	27,409	26,497	—	53,906
Derivatives	—	4,483	2,485	6,968
Total financial assets in fair value hierarchy	34,450	32,283	2,485	69,218

	December 31, 2018
	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	11,117	—	11,117
Other interest-bearing securities except loans	—	48,665	—	48,665
Derivatives	—	4,596	1,933	6,529
Total financial assets in fair value hierarchy	—	64,378	1,933	66,311

Schedule of fair value measurement of liabilities

	December 31, 2019
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	3,669	—	3,669	3,678
Debt securities issued	—	213,654	—	213,654	212,634
Total financial liabilities in fair value hierarchy	—	217,323	—	217,323	216,312

	December 31, 2018
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	2,247	—	2,247	2,247
Debt securities issued	—	191,932	—	191,932	190,913
Total financial liabilities in fair value hierarchy	—	194,179	—	194,179	193,160

	December 31, 2019
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	12,953	43,752	56,705
Derivatives	—	17,593	2,463	20,056
Total financial liabilities in fair value hierarchy	—	30,546	46,215	76,761

	December 31, 2018
	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	16,789	47,898	64,687
Derivatives	—	15,414	6,520	21,934
Total financial liabilities in fair value hierarchy	—	32,203	54,418	86,621

Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3

	December 31, 2019
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2019	Purchases	& sales	Level 3	from Level 3	loss(1)	comprehensive income	effects	2019
Debt securities issued	-47,898	-10,702	21,314	—	1,040	-3,408	-43	-4,055	-43,752
Derivatives, net	-4,587	-5	-299	1	-31	3,181	—	1,762	22
Net assets and liabilities	-52,485	-10,707	21,015	1	1,009	-227	-43	-2,293	-43,730

Financial assets and liabilities at fair value in Level 3

	December 31, 2018
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Cur.
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange-rate	Dec 31,
Skr mn	2018	Purchases	& sales	Level 3	from Level 3	loss(1)	comprehensive income	effects	2018
Debt securities issued	-42,995	-13,199	9,490	-2,486	425	4,091	250	-3,474	-47,898
Derivatives, net	-846	3	-43	-57	-6	-3,913	—	275	-4,587
Net assets and liabilities	-43,841	-13,196	9,447	-2,543	419	178	250	-3,199	-52,485
(1)

Gains and losses through profit or loss, including the impact of exchange-rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2019, amounted to a Skr 69 million loss (year-end 2018: Skr 157 million gain) and are reported as net results of financial transaction.

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+income/ - loss)
Skr mn	December 31, 2019	December 31, 2018	2019	2018
CVA/DVA, net(1)	-12	-29	17	-21
OCA(2)	-126	-150	24	374
(1)	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
(2)	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of sensitivity analysis - level 3

	December 31, 2019
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair Value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-345	Correlation	0.73 - 0.02	Option Model	1	-1
Interest rate	1,249	Correlation	0.16 - (0.08)	Option Model	-64	63
FX	-711	Correlation	0.80 - 0.10	Option Model	19	-16
Other	-171	Correlation	0.53 - (0.03)	Option Model	0	0
Sum derivatives,net	22				-44	46
Equity	-524	Correlation	0.73 - 0.02	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	14	-14
Interest rate	-43,083	Correlation	0.16 - (0.08)	Option Model	65	-64
		Credit spreads	10BP - (10BP)	Discounted cash flow	70	-68
FX	-39	Correlation	0.80 - 0.10	Option Model	-20	17
		Credit spreads	10BP - (10BP)	Discounted cash flow	88	-87
Other	-106	Correlation	0.53 - (0.03)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-43,752				219	-218
Total effect on total comprehensive income(2)					175	-172

Sensitivity analysis - level 3

	December 31, 2018
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair Value	input	unobservable input (1)	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-2,417	Correlation	0.70 - 0.07	Option Model	6	-6
Interest rate	972	Correlation	0.21 - (0.12)	Option Model	-95	90
FX	-2,971	Correlation	0.84 - (0.94)	Option Model	22	-19
Other	-171	Correlation	0.53 - (0.01)	Option Model	1	-1
Sum derivatives,net	-4,587				-66	64
Equity	-680	Correlation	0.70 - 0.07	Option Model	-7	6
		Credit spreads	10BP - (10BP)	Discounted cash flow	28	-28
Interest rate	-47,090	Correlation	0.21 - (0.12)	Option Model	97	-94
		Credit spreads	10BP - (10BP)	Discounted cash flow	116	-113
FX	-32	Correlation	0.84 - (0.94)	Option Model	-23	20
		Credit spreads	10BP - (10BP)	Discounted cash flow	95	-96
Other	-96	Correlation	0.53 - (0.01)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	3	-3
Sum debt securities issued	-47,898				308	-307
Total effect on total comprehensive income(2)					242	-243
(1)

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and -0.1. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. The table presents the scenario analysis of the effect on Level 3‑instruments, with maximum positive and negative changes.

(2)

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 174 million (year-end 2018: Skr 242 million) under a maximum scenario and Skr -173 million (year-end 2018: Skr -240 million) under a minimum scenario.